SCHEDULE OF COST OF SALES (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Notes and other explanatory information [abstract]
Inventory	$ 1,833,250	$ 1,071,164
Consulting and services	34,357	24,389
Other	96,985	142,074
Cost of sales	$ 1,964,592	$ 1,237,627